UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the quarterly distribution period relating to the floating rate notes from September 25, 2007 to December 26, 2007.

Commission File Number of issuing entity: 333-132039-02

Goal Capital Funding Trust 2007-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-132039

Goal Capital Funding, LLC

(Exact name of depositor as specified in its charter)

Goal Financial, LLC

(Exact name of sponsor as specified in its charter)

Delaware	26-0191360

(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

1229 King Street, 3rd Floor Alexandria, Virginia	22314

(Address of principal executive offices of issuing entity)	(Zip Code)

(858) 320-6799

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Student Loan Asset Backed Notes, Series 2007-1, Class A-1, A-2, A-3, A-4, A-5 Notes, Class C-1 Notes	[ ]	[ ]	[ X ]	______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes                 No  X

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in Exhibit 99.1.

ITEM 7 – Significant Enhancement Provider Information.

The response to Item 7 is set forth in Section 10 of Exhibit 99.1.

PART II – OTHER INFORMATION

ITEM 9 – Exhibits

(a)	Documents filed as part of this report.

Exhibit 99.1	December 26, 2007 Administrator’s Distribution Date Certificate

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1	December 26, 2007 Administrator’s Distribution Date Certificate

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: January 10, 2008

Goal Capital Funding, LLC

(Depositor)

	By:	/s/ Seamus Garland
	Name:	Seamus Garland
	Title:	Chief Financial Officer, Secretary and Head of Securitization